Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MALVERN FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2016
Institutional | Vanguard Institutional Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard Institutional Intermediate-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Plus Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the fiscal period from June 19, 2015, to September 30, 2015, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information shown in the table reflects estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Plus Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of short- and intermediate-term high-quality fixed income securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody‘s Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody‘s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 3 to 10 years. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term corporate bonds.

• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Prepayment risk is moderate for the Fund.

• Extension risk, which is the chance that during periods of rising interest rates, homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by the Fund and delay the Fund’s ability to reinvest proceeds at higher interest rates. Extension risk is moderate for the Fund.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to VFTC Intermediate-Term Bond Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The predecessor trust commenced operations on November 30, 1997. The predecessor trust transferred its assets to the Fund in connection with the Fund’s commencement of operations on or about June 19, 2015. The performance of the Fund’s Institutional Plus Shares includes the performance of the predecessor trust prior to the commencement of the Fund’s operations. The performance of the predecessor trust has not been adjusted to reflect the expenses of the Fund’s Institutional Plus Shares. If the performance of the predecessor trust was adjusted to reflect the expenses of the Fund’s Institutional Plus Shares, the predecessor trust’s performance would have been lower. The Fund is managed with the same investment objective, strategies, policies, and risks as the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions imposed on investment companies by the Investment Company Act of 1940. If the predecessor trust had been an investment company, its performance may have been different. The after-tax returns reflected in the following table include those of the predecessor trust prior to the commencement of the Fund’s operations. Unlike the Fund, the predecessor trust was not operated as a regulated investment company for U.S. federal income tax purposes, and thus was not required to make periodic distributions to its shareholders. If the predecessor trust had been operated as a regulated investment company, the after-tax returns for the periods prior to the Fund’s commencement of operations would have been different from the after-tax returns reflected in the table.

		The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Plus Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Current shareholders can obtain updated performance information by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Plus Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 3.38% (quarter ended September 30, 2009), and the lowest return for a quarter was –1.83% (quarter ended June 30, 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Institutional | Vanguard Institutional Intermediate-Term Bond Fund | Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.02%	[1]
1 Year	rr_ExpenseExampleYear01	$ 2
3 Years	rr_ExpenseExampleYear03	6
5 Years	rr_ExpenseExampleYear05	11
10 Years	rr_ExpenseExampleYear10	26
1 Year	rr_ExpenseExampleNoRedemptionYear01	2
3 Years	rr_ExpenseExampleNoRedemptionYear03	6
5 Years	rr_ExpenseExampleNoRedemptionYear05	11
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 26
2006	rr_AnnualReturn2006	4.53%
2007	rr_AnnualReturn2007	7.08%
2008	rr_AnnualReturn2008	2.74%
2009	rr_AnnualReturn2009	7.49%
2010	rr_AnnualReturn2010	6.20%
2011	rr_AnnualReturn2011	5.63%
2012	rr_AnnualReturn2012	3.71%
2013	rr_AnnualReturn2013	(0.86%)
2014	rr_AnnualReturn2014	3.66%
2015	rr_AnnualReturn2015	1.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.83%)
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Institutional | Vanguard Institutional Intermediate-Term Bond Fund | Return After Taxes on Distributions | Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Institutional | Vanguard Institutional Intermediate-Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Institutional | Vanguard Institutional Intermediate-Term Bond Fund | Barclays U.S. Intermediate Aggregate ex Baa Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	4.15%

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.